Organization and Operations	12 Months Ended
Dec. 31, 2018
Organization and Operations
Organization and Operations

1. Organization and Operations

        GasLog Ltd. ("GasLog") was incorporated in Bermuda on July 16, 2003. GasLog and its subsidiaries (the "Group") are primarily engaged in the ownership, operation and management of vessels in the liquefied natural gas ("LNG") market, providing maritime services for the transportation of LNG on a worldwide basis and LNG vessel management services. The Group conducts its operations through its vessel-owning subsidiaries and through its vessel management services subsidiary. The Group's operations are carried out from offices in Piraeus, London, New York, Singapore and Monaco. The registered office of GasLog is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. GasLog's chairman, Peter G. Livanos, is GasLog's largest shareholder through his ownership of Ceres Shipping Ltd. ("Ceres Shipping"), which controls Blenheim Holdings Ltd. As of December 31, 2018, entities controlled by members of the Livanos family, including GasLog's chairman, are deemed to beneficially own approximately 40.09% of GasLog's issued and outstanding common shares. As a result of his ownership of GasLog's common shares, Mr. Livanos can effectively control the outcome of most matters on which GasLog's shareholders are entitled to vote.

        On May 12, 2014, GasLog Partners LP ("GasLog Partners" or the "Partnership"), a subsidiary of GasLog, completed its initial public offering (the "GasLog Partners' IPO") with the sale and issuance of 9,660,000 common units (including 1,260,000 units in relation to the overallotment option exercised in full by the underwriters), resulting in net proceeds of $186,029 and representing a 48.2% ownership interest. Concurrently with the GasLog Partners' IPO, the Partnership acquired from GasLog a 100% ownership interest in GAS-three Ltd., GAS-four Ltd. and GAS-five Ltd., the entities that own the GasLog Shanghai, the GasLog Santiago and the GasLog Sydney, in exchange for (i) 162,358 common units and 9,822,358 subordinated units issued to GasLog representing a 49.8% ownership interest and all of the incentive distribution rights that entitle GasLog to increasing percentages of the cash that the Partnership distributes in excess of $0.43125 per unit per quarter, (ii) 400,913 general partner units issued to GasLog Partners GP LLC (the "general partner"), a wholly owned subsidiary of GasLog, representing a 2.0% general partner interest and (iii) $65,695 of cash consideration paid directly to GasLog from the GasLog Partners' IPO proceeds.

        Since GasLog Partners' IPO, the Partnership acquired 100% of the ownership interests in the following GasLog subsidiaries that own the vessels listed below:

Date Acquisition Completed	Subsidiaries Acquired	Vessels Purchased
September 29, 2014	GAS-sixteen Ltd. and GAS-seventeen Ltd.	Methane Rita Andrea and Methane Jane Elizabeth
July 1, 2015	GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd.	Methane Alison Victoria, Methane Shirley Elisabeth and Methane Heather Sally
November 1, 2016	GAS-seven Ltd.	GasLog Seattle
May 3, 2017	GAS-eleven Ltd.	GasLog Greece
July 3, 2017	GAS-thirteen Ltd.	GasLog Geneva
October 20, 2017	GAS-eight Ltd.	Solaris
April 26, 2018	GAS-fourteen Ltd.	GasLog Gibraltar
November 14, 2018	GAS-twenty seven Ltd.	Methane Becki Anne

        As of December 31, 2018, GasLog holds a 27.5% interest (including the 2% interest through general partner units) in GasLog Partners and, as a result of its ownership of the general partner and the fact that the general partner elects the majority of the Partnership's directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership's affairs and policies. Consequently, GasLog Partners is consolidated in the Group's financial statements.

        The accompanying consolidated financial statements include the financial statements of GasLog and its subsidiaries. Unless indicated otherwise, the subsidiaries listed below were 100% held (either directly or indirectly) by GasLog. As of December 31, 2018, the Group's structure is as follows:

Name	Place of incorporation	Date of incorporation	Principal activities	Cargo capacity (cbm)	Vessel	Delivery date
Subsidiaries:
GasLog Investments Ltd.	BVI	July 2003	Holding company	—	—	—
GasLog Carriers Ltd. ("GasLog Carriers")	Bermuda	February 2008	Holding company	—	—	—
GasLog Shipping Company Ltd.	Bermuda	January 2006	Holding company	—	—	—
GasLog Partners GP LLC	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Cyprus Investments Ltd.	Cyprus	December 2016	Holding company	—	—	—
GasLog Services UK Ltd.	England and Wales	May 2014	Service company	—	—	—
GasLog Services US Inc.	Delaware	May 2014	Service company	—	—	—
GasLog Asia Pte Ltd.	Singapore	May 2015	Service company	—	—	—
GasLog LNG Services Ltd.	Bermuda	August 2004	Vessel management services	—	—	—
GasLog Monaco S.A.M.	Monaco	February 2010	Service company	—	—	—
GAS-one Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Savannah	May 2010
GAS-two Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Singapore	July 2010
GAS-six Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Skagen	July 2013
GAS-nine Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Saratoga	December 2014
GAS-ten Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Salem	April 2015
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Glasgow	June 2016
GAS-fifteen Ltd.	Bermuda	August 2013	Vessel-owning company	153,600	GasLog Chelsea	October 2013
GAS-eighteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Lydon Volney	April 2014
GAS-twenty two Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Genoa	March 2018
GAS-twenty three Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	Hull No. 2131	Q1 2019(1)
GAS-twenty four Ltd.	Bermuda	June 2014	Vessel-owning company	174,000	GasLog Houston	January 2018
GAS-twenty five Ltd.	Bermuda	June 2014	Vessel-owning company	174,000	GasLog Hong Kong	March 2018
GAS-twenty six Ltd.	Bermuda	January 2015	Finance lease asset company(2)	170,000	Methane Julia Louise	March 2015
GAS-twenty eight Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	Hull No. 2213	Q2 2020(1)
GAS-twenty nine Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	Hull No. 2212	Q3 2019(1)
GAS-thirty Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	Hull No. 2262	Q3 2020(1)
GAS-thirty one Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	Hull No. 2274	Q2 2020(1)
GAS-thirty two Ltd.	Bermuda	December 2017	Vessel-owning company	174,000	Hull No. 2300	Q4 2020(1)
GAS-thirty three Ltd.	Bermuda	May 2018	Vessel-owning company	174,000	Hull No. 2301	Q4 2020(1)
GAS-thirty four Ltd.	Bermuda	May 2018	Vessel-owning company	180,000	Hull No. 2311	Q2 2021(1)
GAS-thirty five Ltd.	Bermuda	December 2018	Vessel-owning company	180,000	Hull No. 2312	Q3 2021(1)
GAS-thirty six Ltd.	Bermuda	December 2018	Dormant	—	—	—
GAS-thirty seven Ltd.	Bermuda	December 2018	Dormant	—	—	—
GasLog Shipping Limited	BVI	July 2003	Dormant	—	—	—
27.5% interest subsidiaries:
GasLog Partners LP	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GAS-three Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Shanghai	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Santiago	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Sydney	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	GasLog Seattle	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	Solaris	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Greece	March 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Geneva	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Gibraltar	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Rita Andrea	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Jane Elizabeth	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Alison Victoria	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Shirley Elisabeth	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Heather Sally	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	170,000	Methane Becki Anne	March 2015
25% interest associate:
Egypt LNG Shipping Ltd.	Bermuda	May 2010	Vessel-owning company	145,000	Methane Nile Eagle	December 2007
20% interest associate:
Gastrade S.A. ("Gastrade")	Greece	June 2010	Service company	—	—	—
50% joint venture:
The Cool Pool Limited(3)	Marshall Islands	September 2015	Service company	—	—	—

(1)	For newbuildings, expected delivery quarters as of December 31, 2018 are presented.
(2)	On February 24, 2016, GAS-twenty six Ltd. completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui Co. Ltd. ("Mitsui"). Refer to Note 6.
(3)

On October 1, 2015, GasLog Carriers, Dynagas Ltd. ("Dynagas") and Golar LNG Limited ("Golar") ("Pool Owners") and The Cool Pool Limited signed an LNG carrier pooling agreement (the "LNG Carrier Pool", "Pool Agreement" or "Cool Pool") to market their vessels, which are currently operating in the LNG shipping spot market. For the operation of the Cool Pool, a Marshall Islands service company named "The Cool Pool Limited" or the "Pool Manager", was incorporated in September 2015 acting as an agent. In June and July 2018, Dynagas removed its three vessels from the Cool Pool and ceased to be a shareholder.

As of December 31, 2018, the Cool Pool consists of 16 modern, high quality and essentially equivalent vessels powered by fuel efficient tri-fuel diesel electric ("TFDE") engine propulsion technology. The participation of the Pool Owners' vessels in the Cool Pool is as follows: GasLog: six vessels; and Golar: ten vessels. Each vessel owner continues to be fully responsible for the crew and technical management of their respective vessels. In addition, as of December 31, 2018, the GasLog Skagen was substituted for the GasLog Saratoga in the Cool Pool.

        All entities in the Group have a December 31st year end. During 2018, the Group employed an average of 172 employees (2017: 184 and 2016: 173).

        GasLog's common shares are traded on the New York Stock Exchange ("NYSE") under the ticker symbol "GLOG". GasLog's 8.75% Series A Cumulative Redeemable Perpetual Preference Shares ("Preference Shares") are traded on the NYSE under the ticker symbol "GLOG PR A".